SUPPLEMENT DATED OCTOBER 27, 2025

TO THE PROSPECTUS DATED April 28, 2025

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Fixed and Variable Deferred Annuity Contracts

Portfolio Director® Plus

This supplement updates certain information in Appendix A—Funds Available Under the Contract (“Appendix A”) for the above referenced prospectus (the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The following table replaces the current table in its entirety in Appendix A:

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)

Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	23.60%	14.47%	12.68%*

	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	15.29%	11.59%	13.26%

	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.63%	16.89%	13.64%

	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	9.75%	12.60%	8.77%

	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	15.84%	14.44%	13.99%

	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: T. Rowe Price and JPM	0.72%	None	0.72%	6.55%	12.89%	12.75%

	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	14.41%	17.75%	17.33%

	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	13.17%	15.59%	12.50%

	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	11.71%	14.80%	12.00%

	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.60%	None	0.60%	12.47%	13.48%	8.35%

	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.37%	None	0.37%	11.18%	14.20%	11.69%

	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.32%	0.25%	0.57%	14.21%	12.10%	10.35%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)

Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.14%	None	1.14%	6.30%	6.83%	6.13%

	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	13.34%	13.15%	11.91%

	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.82%	None	0.82%	3.31%	13.90%	7.67%

	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	1.60%	12.49%	8.35%

Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.00%	None	1.00%	11.80%	8.56%	7.62%

	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	2.41%	3.97%	8.86%

	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	0.73%	9.22%	6.32%

	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.90%	None	0.90%	-7.66%	11.31%	6.92%

	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	-2.78%	12.63%	5.49%

Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	9.68%	6.82%	3.43%

	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.58%	None	0.58%	11.22%	10.60%	7.42%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)

International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	11.67%	7.03%	3.70%

	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	12.32%	10.98%	5.58%

	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Co.	0.84%	None	0.84%	18.44%	8.35%	7.21%

	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	10.84%	5.87%	5.54%

	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	16.84%	13.30%	4.64%

Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	9.87%	3.96%	2.91%

	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	5.69%	7.33	2.54

	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.90%	None	0.90%	16.20%	15.03%	16.65%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)

Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.11%	None	0.11%	10.55%	10.88%	7.50%

	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	8.30%	10.58%	6.16%

	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.13%	None	0.13%	7.73%	5.68%	4.46%

	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P.	0.36%	None	0.36%	8.22%	6.09%	5.81%

	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.10%	None	0.10%	9.14%	8.79%	6.49%

	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	7.60%	6.55%	5.60%

	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.77%	None	0.77%	7.67%	7.08%	6.05%

	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	7.78%	7.86%	6.58%

	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.81%	None	0.81%	8.16%	8.81%	7.17%

	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	8.56%	9.81%	7.73%

	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	8.97%	10.70%	8.22%

	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.86%	None	0.86%	9.26%	11.36%	8.56%

	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	9.38%	11.50%	8.26%

	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	9.39%	11.49%	8.60%

	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	9.46%	11.50%	8.60%

	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	7.54%	3.99%	4.82%

	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	13.18%	7.99%	7.95%

	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	10.31%	6.00%	6.41%

	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	14.76%	8.15%	8.36%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)

Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	5.68%	-0.23%	1.70%

	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.16%	2.42%	1.70%

	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	4.39%	-1.19%	0.98%

	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	8.42%	5.39%	4.47%

	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.60%	None	0.60%	3.51%	1.81%	2.17%

	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.84%	None	0.84%	6.04%	-1.01%	0.97%

	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	-2.80%	-2.31%	1.75%

	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	-6.41%	-5.16%	-0.73%

You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by visiting our website at https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.

Please keep this supplement with your Prospectus.